Other Investments (Schedule of Maturities of Investments in Debt Securities) (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Other Investments [Abstract]
Amortized Cost, Due in one year or less	$ 15,154
Amortized Cost, Due after one through five years	27,172
Amortized Cost, Due after five through ten years	0
Amortized Cost, Due after ten years	0
Amortized Cost	42,326
Fair Value, Due in one year or less	15,154
Fair Value, Due after one through five years	28,742
Fair Value, Due after five through ten years	0
Fair Value, Due after ten years	0
Fair Value	$ 43,896